Pensions and other post-employment benefits - Defined benefit obligation funding arrangements (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Actuarial assumptions analysis
Defined benefit obligation	€ 13,793	€ 15,789
Wholly funded
Actuarial assumptions analysis
Defined benefit obligation	10,834	12,665
Partly funded
Actuarial assumptions analysis
Defined benefit obligation	2,142	2,252
Unfunded
Actuarial assumptions analysis
Defined benefit obligation	€ 817	€ 872